SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule Of Investments
Short-term investments	$ 2,469	¥ 17,187	¥ 50,482
Snowball
Schedule Of Investments
Short-term investments			16,243
Joyrun
Schedule Of Investments
Short-term investments		11,591	10,751
Abee
Schedule Of Investments
Short-term investments			8,097
Others
Schedule Of Investments
Short-term investments		¥ 5,596	¥ 15,391